Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Capital Stock

Note 11. Capital Stock

The Company’s authorized capital consisted of 100,000,000 shares of Class A common stock, par value $0.01 per share, at June 30, 2021 and December 31, 2020, respectively, of which 7,399,557 and 7,604,777 shares of common stock were outstanding at June 30, 2021 and December 31, 2020, respectively, 1,000,000 shares of Series A convertible preferred stock, par value $0.01 per share, at June 30, 2021 and December 31, 2020, of which 449,581 shares were outstanding at June 30, 2021 and December 31, 2020, and 2,500,000 shares of Series B Convertible Preferred Stock, $0.01 par value per share, none of which was outstanding at June 30, 2021 and December 31, 2020.

In June 2018, the Company’s board of directors created Series A convertible preferred stock and authorized 1,000,000 shares of Series A convertible preferred stock, par value $0.01 per share, for issuance. Each share of Series A convertible preferred stock is entitled to 100 votes per share and is convertible into one share of the Company’s common stock at a conversion price of $0.75 per share of common stock. The conversion price may be paid in cash, through a reduction in the number of shares of common stock received, or by other methods approved by the board of directors. In the event any shares of the Series A convertible preferred stock are transferred by the holder thereof, such shares immediately and automatically convert into shares of common stock with the conversion price being paid by the recipient through a reduction in the number of shares of common stock received. The Series A convertible preferred stock is treated pari passu with the common stock in all other respects.

In August 2018, the Company entered into an agreement with a firm to provide investor relations services to the Company. Under the terms of the agreement, the Company agreed to pay the firm $12,250 and issue 3,500 shares of common stock to the firm upon the execution of the agreement as compensation for services to be performed during the months of August and September 2018. The Company agreed to pay the firm $7,000 and issue 1,500 shares of common stock each month thereafter during the remainder of the term of the agreement. The Company recognized $1,710 and $3,120 of stock compensation expense under the agreement during the three- and six-month periods ended June 30, 2021, and recognized $5,085 and $6,690 of stock compensation expense under the agreement during the three- and six-month periods ended June 30, 2020, respectively.

On January 26, 2021, the Company granted of 37,500 shares of common stock granted to James and Catherine Keisler by an action by unanimous written consent of the Board of Directors. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the dates of grant.

In January 2021, the Company rescinded 242,720 shares of a restricted stock award to Richard Akam, who was the Company’s Chief Operating Officer and Secretary. Please refer to Note 13: Commitments and Contingencies – Employment Agreements - Richard Akam.

The Company recognized a total of $0 and $16,058 for stock compensation expense during the three- and six-month periods ended June 30, 2021, respectively, and recognized a total of $22,874 and $56,779 for stock compensation expense during the three- and six-month periods ended June 30, 2020, respectively The Company had a total of $3,044,330 and $3,041,210 of stock subscription payable outstanding at June 30, 2021 and December 31, 2020, respectively.

The following table sets forth the changes in stockholders’ equity as of June 30, 2021:

	Common Stock		Preferred Stock		Additional	Stock	Non-
	Shares	Par Value	Shares	Par Value	Paid-In Capital	Subscriptions Payable	Controlling Interest	Accumulated Deficit	Total
Balance at December 31, 2020	7,604,777	$76,048	449,581	$4,496	$4,849,679	$3,041,210	$1,416,224	$(18,019,260)	$(8,631,603)
Common stock issued for services	37,500	375	—	—	12,563	3,120	—	—	16,058
Share redeemed	(242,270)	(2,426)	—	—	(67,962)	—	—	—	(70,389)
Net Income	—	—	—	—	—	—	294,305	1,155,457	1,449,762
Balance at June 30, 2021	7,399,557	$73,997	449,581	$4,496	$4,794,280	$3,044,330	$1,710,529	$(16,863,803)	$(7,236,170)

The following table sets forth the changes in stockholders’ equity as of June 30, 2020:

	Common Stock		Preferred Stock		Additional	Stock	Non-
	Shares	Par Value	Shares	Par Value	Paid-In Capital	Subscriptions Payable	Controlling Interest	Accumulated Deficit	Total
Balance at December 31, 2019	7,429,621	$74,296	449,581	$4,496	$4,786,074	$3,024,822	$1,837,000	$(7,891,999)	$1,834,689
Common stock issued for services	120,000	1,200	—	—	42,095	13,485	—	—	56,779
Cancellation of stock option issued for services	—	—	—	—	—	—	-	—	-
Net loss	—	—	—	—	—	—	(237,431)	(3,754,996)	(3,992,426)
Balance at June 30, 2020	7,549,621	$75,496	449,581	$4,496	$4,828,169	$3,038,307	$1,599,569	$(11,647,023)	$(2,100,958)

Note 13. Capital Stock

The Company’s authorized capital consisted of 100,000,000 shares of Class A common stock, par value $0.01 per share, at December 31, 2020 and 2019, respectively, of which 7,604,777 and 7,429,621 shares of common stock were outstanding at December 31, 2020 and 2019, respectively, 1,000,000 shares of Series A convertible preferred stock, par value $0.01 per share, at December 31, 2020 and 2019, of which 449,581 shares were outstanding at December 31, 2020 and 2019, and 2,500,000 shares of Series B convertible preferred stock, $0.01 par value per share, none of which was outstanding at December 31, 2020 and 2019.

In June 2018, the Company’s board of directors created Series A convertible preferred stock and authorized 1,000,000 shares of Series A convertible preferred stock, par value $0.01 per share, for issuance. Each share of Series A convertible preferred stock is entitled to 100 votes per share and is convertible into one share of the Company’s common stock at a conversion price of $0.75 per share of common stock. The conversion price may be paid in cash, through a reduction in the number of shares of common stock received, or by other methods approved by the board of directors. In the event any shares of the Series A convertible preferred stock are transferred by the holder thereof, such shares immediately and automatically convert into shares of common stock with the conversion price being paid by the recipient through a reduction in the number of shares of common stock received. The Series A convertible preferred stock is treated pari passu with the common stock in all other respects.

In May 2018, the Company provided an employee with the right to receive $33,000 in cash or 20,000 shares of shares of the Company’s common stock on May 15, 2021. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the date of grant and remeasured as of December 31, 2019. In accordance with ASC 718, as the employee is able to settle the right in either cash or common stock, the Company recognized $6,254 of stock compensation expense in connection therewith during the year ended December 31, 2018 and recorded a corresponding liability which has been recorded in accounts payable and accrued expenses within the Company’s consolidated balance sheet. In February 2019, the right terminated in its entirety upon the termination of the employee’s employment with the Company. In connection therewith, the stock compensation previously recognized by the Company during the year ended December 31, 2018 was reversed during the year ended December 31, 2019.

In August 2018, the Company entered into an agreement with a firm to provide investor relations services to the Company. Under the terms of the agreement, the Company agreed to pay the firm $12,250 and issue 3,500 shares of common stock to the firm upon the execution of the agreement as compensation for services to be performed during the months of August and September 2018. The Company agreed to pay the firm $7,000 and issue 1,500 shares of common stock each month thereafter during the remainder of the term of the agreement. The Company recognized $9,555 of stock compensation expense under the agreement during the year ended December 31, 2020, and $22,722 in 2019.

In January 2019, the Company issued a restricted stock award to Seenu G. Kasturi, who is the Company’s Chief Executive Officer, pursuant to the terms of a new employment agreement that the Company entered into with him. The Company recognized $0 and $195,476 of stock compensation expense in connection therewith during the year ended December 31, 2020 and 2019, respectively. A description of the new employment agreement and restricted stock award is set forth herein under Note. 16 – Commitments and Contingencies – Employment Agreements – Seenu G. Kasturi.

In January 2019, the Company commenced a private offering of up to 5,000,000 units, each unit comprised of one share of common stock and one warrant to purchase one share of common stock, at a purchase price of $1.40 per unit (the “Offering”). Each warrant was exercisable for a term of five years at an exercise price of $1.55 per share, subject to adjustment. The units were being offered without registration under the Securities Act of 1933, as amended (“Securities Act”), solely to persons who qualify as accredited investors, as that term is defined in Rule 501 of Regulation D under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506(c) of Regulation D promulgated thereunder.

The Company retained Maxim Group, LLC (“Maxim”) to serve as its placement agent for the Offering. The Company agreed to Maxim a placement fee equal to 7% of the aggregate gross proceeds raised in the Offering and warrants exercisable for a term of five years to purchase 4% of the number of shares of common stock included in the units sold in the Offering at an exercise price of $1.55 per share.

The Offering could have been increased by up to an additional $1,000,000 at the mutual discretion of the Company and the placement agent. The initial closing of the Offering was conditioned, among other things, on the Company’s acceptance of subscriptions for at least $500,000 of units and the closing of the Company’s agreement to purchase all of the membership interests in SDA Holdings.

Net proceeds, if any, from the Offering were to be used to fund the deferred portion of the purchase price for the Company’s acquisition of Fat Patty’s, future payments to the persons that owned Tilted Kilt prior to SDA Holdings, and the repayment of the loan made by Seenu G. Kasturi to help fund the acquisitions of Fat Patty’s and Tilted Kilt, and the balance for general corporate purposes.

The Offering was originally contemplated to terminate on March 31, 2019, unless extended by the Company and the placement agent to a date not later than May 31, 2019. On March 31, 2019, the Company extended the offering until May 31, 2019. No securities were sold in the Offering.

In April 2019, the Company granted a restricted stock award to Alex Andre, who is the Company’s Chief Financial Officer, for a total of 225,000 shares of the Company’s common stock. The shares vest in three equal annual installments commencing on April 30, 2020. The Company recognized $0 and $69,855 of stock compensation expense in connection therewith during the year ended December 31, 2020 and 2019.

In April 2019, the Company revised the terms of the Offering. As revised, the Offering covers the sale of up to 1,785,715 units, each unit comprised of one share of Series B convertible preferred stock (the “Shares”) and one warrant to purchase one share of common stock at a purchase price of $1.40 per unit, for an aggregate offering price of $2,500,000. Each warrant was exercisable for a term of five years at an exercise price equal to the lesser of: (i) $1.70 per share, and the greater of: (ii) one hundred twenty percent (120%) of the conversion price of the Shares and $0.28 per share, subject to adjustment. The units were being offered without registration under the Securities Act solely to persons who qualify as accredited investors, as that term is defined in Rule 501 of Regulation D under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506(c) of Regulation D promulgated thereunder.

The Company retained Maxim and Joseph Gunnar & Co., LLC to serve as its placement agents for the Offering. The Company agreed to pay the placement agents an aggregate placement fee equal to 7% of the aggregate gross proceeds raised in the Offering and warrants exercisable for a term of five years to purchase that number of shares of common stock equal to 7% of the number of Shares issued in the Offering and 7% of the number of shares of common stock underlying the warrants issued in the Offering at an exercise price of $1.70 per share.

The Offering could have been increased by up to an additional $1,000,000 at the mutual discretion of the Company and Maxim. The Offering was set to terminate on April 30, 2019, unless extended by the Company and Maxim to a date not later than May 31, 2019. On April 30, 2019, the Company extended the Offering to May 31, 2019.

The initial closing of the Offering was conditioned, among other things, on the Company’s acceptance of subscriptions for at least $500,000 of Units and the closing of the Company’s agreement to purchase all of the membership interests in SDA Holdings, the sole owner of the entities which own Tilted Kilt.

The net proceeds, if any, from the Offering were be used to fund the partial repayment of the loan made by Seenu G. Kasturi, who is the Company’s Chief Executive Officer, Chief Financial Officer and Chairman of its board of directors, to SDA Holdings to help fund SDA Holding’s acquisition of Tilted Kilt.

In connection therewith, on April 17, 2019, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of the Series B Convertible Preferred Stock with the Secretary of State of Nevada designating 2,500,000 shares of the Company’s authorized but unissued shares of preferred stock, $0.01 par value per share, as Series B convertible preferred stock.

The Series B convertible preferred stock has a stated value of $1.40 per share. In the event that the Company is liquidated, dissolved, effects certain mergers or consolidations, transfers all or substantially all of its assets, or completes certain other significant transactions, holders of the Series B convertible preferred stock are entitled to receive, in preference to holders of the Company’s common stock and the Company’s Series A convertible preferred stock, an amount per share equal to the greater of (i) $1.40 plus any declared and unpaid dividends thereon, and (ii) the amount per share such holder would receive if such holder converted such shares of Series B convertible preferred stock into shares of common stock at a conversion price of $1.40, subject to adjustment.

Upon the completion of a firm commitment underwritten public offering (a “Qualified Public Offering”) of the Company’s common stock and concurrent listing of the Company’s common stock on the Nasdaq Stock Market, NYSE or NYSE MKT within 12 months after the final closing of the Offering, each share of Series B convertible preferred stock will automatically convert into the securities issued by the Company in the Qualified Public Offering (the “Conversion Securities”) at a conversion price equal to the lesser of: (a) $1.40 per share, and (b) the greater of: (i) 70% of the public offering price of the Conversion Securities, and (ii) $0.28 per share (the “Conversion Price”), subject to adjustment. The Conversion Price is subject to adjustment for stock splits, stock dividends, or the reclassification of the common stock. In the event that the Company does not complete a Qualified Public Offering within 12 months after the final closing of the Offering or does not file with the SEC the audited financial statements and other financial information required to be filed in connection with the Company’s acquisition of the Fat Patty’s restaurant concept on August 30, 2018 or in connection with the Company’s proposed acquisition of the Tilted Kilt within four months after the final closing of the Offering, the Company will be required to repurchase all Shares issued in the Offering for a purchase price of $1.75 per share.

The Series B convertible preferred stock participates, on an as-converted to common stock basis, in any dividends declared or paid on common stock and votes together with holders of common stock, on an as-converted to common stock basis, on all matters presented to holders of common stock.

The Company cannot undertake certain corporate actions without approval of the holders of a majority of the issued and outstanding shares of Series B convertible preferred stock.

The Offering terminated on May 31, 2019. No securities were sold in the Offering.

In October 2019, the Company issued the Put Option to Soaring Wings as partial consideration for the Acquisition. A description of the Put Option is set forth herein under Note 4. Acquisition of WingHouse.

In November 2019, the Company granted a restricted stock award to Joseph Dominiak, who is the Company’s Chief Operating Officer, for a total of 100,000 shares of the Company’s common stock. The shares vest in three annual installments of 33,333 shares, 33,333 shares and 33,334 shares commencing on April 30, 2020. The Company recognized $0, and $4,739 of stock compensation expense in connection therewith during the years ended December 31, 2020, and December 31, 2019, respectively.

In December 2019, the Company issued 15,000 shares of its common stock to Blue Victory as payment for various outstanding payables. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the date of grant.

In December 2019, the Company issued a total of 8,850 shares of its common stock to certain of its franchisees as incentive compensation. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the date of grant.

In 2020, the Company carried a stock payable total of 18,000 shares of common stock to Crescendo Communications as incentive compensation. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the dates of grant. The Company recognized $9,595 of stock compensation expense in connection therewith during the year ended December 31, 2020.

 In January 2020, the Company granted a restricted stock award to Rym Merrill, who is the Company’s Director of Accounting, for a total of 20,000 shares of the Company’s common stock. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the dates of grant. The Company recognized $17,827 of stock compensation expense in connection therewith during the year ended December 31, 2020.

In April 2020, the Company granted a restricted stock award to Yannick Bastien, who is the Company’s Chief Financial Officer, for a total of 150,000 shares of the Company’s common stock. The Company recognized $300 of stock compensation expense in connection therewith during the year ended December 31, 2020.

In May 2020, the Company granted a restricted stock award to Ketan Pandya, who is a Member of the Board of Directors for the Company, for a total of 100,000 shares of the Company’s common stock. The Company recognized $32,000 of stock compensation expense in connection therewith during the year ended December 31, 2020.

In October 2020, the Company issued a total of 15,156 shares of common stock to Let’s Eat as incentive compensation. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the dates of grant. The Company recognized $6,062 of stock compensation expense in connection therewith during the year ended December 31, 2020.

In October 2020, the Company issued a total of 40,000 shares of common stock to John Reynauld as incentive compensation. The shares were valued at a price per share equal to the closing price of the Company’s common stock on the OTCQB on the dates of grant. The Company recognized $16,000 of stock compensation expense in connection therewith during the year ended December 31, 2020.

The Company recognized a total of $81,745 and $312,600 for stock compensation expense during the years ended December 31, 2020 and 2019, respectively. The Company had a total of $3,041,210 and $3,024,822 of stock subscription payable outstanding at December 31, 2020 and 2019, respectively.